Additional Financial Information (Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 10,757	$ 14,232
Accounts payable	24,439	22,027
Accrued payroll and commissions	2,284	2,450
Current portion of employee benefit obligation	1,585	1,644
Accrued interest	2,661	2,023
Other	3,501	2,994
Total accounts payable and accrued liabilities	34,470	31,138
Customer Fulfillment Costs [Member]
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)	$ 3,877	$ 3,398